FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Financial assets investments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 29,289,301	$ 29,553,003
Investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	29,289,301	29,553,003
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	28,809,148	28,964,796
Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	11,641,453	13,118,411
Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	9,972,268	9,434,459
Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,808,066	2,519,293
Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,790,120	2,136,549
Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,597,241	1,756,084
Debt instruments | Mortgage-backed securities (TIPS)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	113,114	159,075
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	480,153	588,207
Payments received by residual rights	122,988
Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	15,036,467	15,571,214
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,978,484	10,439,978
Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,180,775	4,234,799
Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	67,395	72,401
Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	120,653	102,301
Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	689,160	721,735
Fair value through profit or loss | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	85,244	69,426
Fair value through other comprehensive income | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,245,451	8,238,981
Gains (losses) recognized at fair value through OCI	(51,525)	47,699
Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,515,927	2,552,041
Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,293,949	4,815,053
Fair value through other comprehensive income | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	124,917	99,152
Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	310,658	772,735
Fair value through other comprehensive income | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	394,909	518,781
Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,527,230	5,154,601
Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	147,042	126,392
Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	497,544	384,607
Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,740,671	2,446,892
Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,544,550	1,935,096
Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 597,423	$ 261,614